Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
	Amount	Value
Bank Loans ― 0.22%
BJ Services LLC, 0.000%, 6/30/2024 (a)	$815,896	$758,783
TOTAL BANK LOANS (Cost ― $756,675)		$758,783

Common Stocks ― 0.92%	Shares
Financial ― 0.53%
Eagle Bancorp, Inc.	14,600	269,954
East West Bancorp, Inc.	4,600	342,654
Independent Bank Corp.	7,500	376,800
Pinnacle Financial Partners, Inc.	4,300	329,810
Plumas Bancorp	5,700	200,412
Western Alliance Bancorp	5,300	301,199
		1,820,829
Real Estate Investment Trust ― 0.39%
AGNC Investment Corp.	30,500	279,075
Annaly Capital Management, Inc.	15,000	281,100
Ellington Financial, Inc.	15,750	180,180
PennyMac Mortgage Investment Trust	13,000	180,050
Redwood Trust, Inc.	25,750	142,397
Rithm Capital Corp.	25,000	278,000
		1,340,802
TOTAL COMMON STOCKS (Cost ― $3,964,011)		$3,161,631
	Principal
Convertible Obligations ― 0.05%	Amount
Financial ― 0.05%
FedNat Holding Co., 5.000%, 4/19/2026 (a)(b)(c)	1,000,000	160,000
TOTAL CONVERTIBLE OBLIGATIONS (Cost ― $1,000,000)		$160,000

Corporate Obligations ― 129.57%
Financial ― 129.57%
A10 Capital LLC, 5.875%, 8/17/2026 (b)	4,000,000	3,631,725
Alpine Banks of Colorado, 5.875% (TSFR3M + 5.690%), 6/15/2030 (b)(d)(e)	4,000,000	3,740,524
American Coastal Insurance Corp., 7.250%, 12/15/2027	3,670,000	3,422,275
Ameris Bancorp, 4.250% (TSFR3M + 2.940%), 12/15/2029 (d)(e)	1,250,000	1,189,560
Ameris Bank, 5.875% (TSFR3M + 3.892%), 5/31/2030 (d)(e)	4,000,000	3,864,003
Amur Equipment Finance, Inc., 6.125%, 3/15/2026 (b)	1,500,000	1,451,656
ANB Corp., 4.000% (TSFR3M + 3.875%), 9/30/2030 (b)(d)	2,500,000	2,243,740
Arbor Realty SR, Inc., 7.750%, 3/30/2026 (b)	3,000,000	2,946,662
Arbor Realty Trust, Inc., 5.000%, 4/30/2026	2,000,000	1,856,622
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)	500,000	440,864
Arena Finance LLC, 6.750%, 9/30/2025 (b)(e)	2,000,000	1,912,500
Avidbank Holdings, Inc., 5.000% (TSFR3M + 3.595%), 12/30/2029 (b)(d)	6,000,000	5,703,305
B. Riley Financial, Inc., 6.375%, 2/28/2025 (f)	1,000,000	962,400
B. Riley Financial, Inc., 5.500%, 3/31/2026 (f)	1,000,000	873,200
B. Riley Financial, Inc., 5.000%, 12/31/2026 (f)	2,000,000	1,539,200
B. Riley Financial, Inc., 6.000%, 1/31/2028 (f)	3,000,000	2,259,600
Banc of California, Inc., 5.250%, 4/15/2025 (e)	3,000,000	2,912,148
Banc of California, Inc., 4.375% (TSFR3M + 4.195%), 10/30/2030 (d)	1,675,000	1,375,836
Bancorp Bank, 4.750%, 8/15/2025 (e)	1,500,000	1,415,926
BancPlus Corp., 6.000% (TSFR3M + 5.860%), 6/15/2030 (b)(d)	5,000,000	4,682,004
Bank of America Corp., 5.819% (SOFR + 1.570%), 9/15/2029 (d)	1,000,000	1,005,842
Bank of America Corp., 5.872% (SOFR + 1.840%), 9/15/2034 (d)(e)	1,000,000	1,002,680
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (d)	9,000,000	8,870,062
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (b)(d)	3,000,000	2,605,111
BankSouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (b)(d)	5,000,000	4,910,453
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (d)	7,500,000	7,425,352
Banterra Corp., 8.000% (TSFR3M + 3.850%), 9/30/2032 (b)(d)	1,250,000	1,103,756
Bar Harbor Bankshares, 4.625% (TSFR3M + 3.270%), 12/1/2029 (d)	6,000,000	5,726,264
BayCom Corp., 5.250% (TSFR3M + 5.210%), 9/15/2030 (d)	2,598,000	2,237,777
BayFirst Financial Corp., 4.500% (SOFRINDX + 3.780%), 6/30/2031 (b)(d)	1,000,000	863,903
Berkshire Hills Bancorp, Inc., 5.500% (TSFR3M + 2.490%), 7/1/2032 (d)	1,000,000	866,916
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	3,500,000	3,150,000
Byline Bancorp, Inc., 6.000% (TSFR3M + 5.880%), 7/1/2030 (d)(e)	6,000,000	5,756,868
Cadence Bank, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (d)(e)	2,000,000	1,942,036
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (d)(e)	3,000,000	2,827,395
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (b)(d)	5,500,000	4,554,801
CB&T Holding Corp., 6.250% (TSFR3M + 6.015%), 12/15/2030 (b)(d)	5,000,000	3,625,000
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (b)(d)	5,000,000	4,927,633
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (d)	1,000,000	906,349
Citizens Community Bancorp, Inc., 6.000% (TSFR3M + 5.910%), 9/1/2030 (b)(d)	2,000,000	1,850,742
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (b)(d)	1,500,000	1,245,366
Clear Blue Financial Holdings LLC, 5.375%, 12/30/2028 (a)(b)(e)	10,000,000	8,225,000
Clear Street Holdings LLC, 6.000%, 10/15/2025 (b)(e)	5,000,000	4,781,250
CoastalSouth Bancshares, Inc., 5.950% (TSFR3M + 5.820%), 9/15/2030 (b)(d)	2,000,000	1,845,678
Colony Bankcorp, Inc., 5.250% (TSFR3M + 2.650%), 5/20/2032 (b)(d)	1,000,000	830,770
Columbia Banking System, Inc., 10.829% (TSFR3M + 5.522%), 12/10/2025 (b)(d)	6,500,000	6,389,100
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (b)	1,500,000	1,398,106
Community Financial Corp., 4.750% (TSFR3M + 4.580%), 10/15/2030 (d)	1,000,000	892,456
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (b)(d)	4,500,000	4,343,486
ConnectOne Bancorp, Inc., 5.750% (TSFR3M + 5.605%), 6/15/2030 (d)(e)	2,500,000	2,431,801
CRB Group, Inc., 6.500% (TSFR3M + 6.380%), 9/1/2030 (b)(d)(e)	2,000,000	1,896,743
Customers Bancorp, Inc., 2.875% (TSFR3M + 2.350%), 8/15/2031 (d)	1,000,000	776,273
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (b)(d)(e)	4,500,000	4,295,712
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (d)	1,250,000	1,118,904
Eagle Bancorp, Inc., 5.750%, 9/1/2024	1,000,000	983,434
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.875%, 4/1/2027 (b)(e)	5,000,000	4,705,282
Enterprise Bancorp, Inc., 5.250% (TSFR3M + 5.175%), 7/15/2030 (d)	3,500,000	3,324,533
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (d)(e)	9,000,000	8,859,246
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (d)(e)	4,000,000	3,728,086
EverBank Financial Corp, 5.750%, 7/2/2025	1,000,000	938,441
EverBank Financial Corp, 10.295% (TSFR3M + 4.966%), 3/15/2026 (d)	1,000,000	976,634
FedNat Holding Co., 7.750%, 3/15/2029 (a)(c)	7,000,000	1,120,000
Fidelity Federal Bancorp, 6.000% (TSFR3M + 4.650%), 11/1/2029 (b)(d)(e)	2,000,000	1,932,428
Fidelity Federal Bancorp, 4.500% (TSFR3M + 3.840%), 3/30/2031 (b)(d)	1,000,000	877,943
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (b)(d)	5,000,000	4,136,249
Fifth Third Bancorp, 5.631% (SOFR + 1.840%), 1/29/2032 (d)(e)	1,000,000	972,438
Financial Institutions, Inc., 4.375% (TSFR3M + 4.265%), 10/15/2030 (d)	3,000,000	2,698,868
FineMark Holdings, Inc., 8.534% (TSFR3M + 3.232%), 6/30/2028 (d)	1,000,000	964,481
First Bancshares, Inc., 4.250% (TSFR3M + 4.126%), 10/1/2030 (d)	1,000,000	932,028
First Bank, 5.500% (TSFR3M + 5.380%), 6/1/2030 (d)	1,500,000	1,436,109
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (b)(d)(e)	9,500,000	9,330,762
First Help Financial LLC, 6.000%, 11/15/2026 (b)	5,000,000	4,740,597
First Northwest Bancorp, 3.750% (TSFR3M + 3.000%), 3/30/2031 (d)	1,000,000	829,164
First Paragould Bankshares, Inc., 8.686% (TSFR3M + 3.357%), 12/15/2027 (b)(d)	2,250,000	2,165,861
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (d)(e)	3,500,000	3,280,915
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (b)(d)(e)	5,500,000	5,348,074
Five Star Bancorp, 6.000% (SOFR + 3.290%), 9/1/2032 (b)(d)	1,000,000	838,204
Flagstar Bancorp, Inc., 4.125% (TSFR3M + 3.910%), 11/1/2030 (d)	2,375,000	1,981,784
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (d)	2,000,000	1,564,884
FNB Corp., 7.968% (TSFR3M + 2.662%), 2/14/2029 (d)	600,000	581,035
Forbright, Inc., 5.750% (TSFR3M + 4.390%), 12/1/2029 (b)(d)	2,000,000	1,920,876
Franklin BSP Lending Corp., 4.850%, 12/15/2024 (b)	2,000,000	1,975,892
Georgia Banking Co., Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (b)(d)	1,000,000	859,339
Golden Pear Funding HoldCo LLC, 6.375%, 12/22/2026	5,000,000	4,755,620
Golden State Bancorp, 4.500% (TSFR3M + 3.350%), 12/15/2031 (b)(d)	1,000,000	839,195
Goldman Sachs Group, Inc., 7.336% (TSFR3M + 2.012%), 10/28/2027 (d)(e)	1,000,000	1,032,307
Goldman Sachs Group, Inc., 6.484% (SOFR + 1.770%), 10/24/2029 (d)(e)	1,000,000	1,031,909
Hallmark Financial Services, Inc., 6.250%, 8/15/2029 (a)(c)	9,182,000	3,213,700
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (d)	3,500,000	2,958,063
HBT Financial, Inc., 4.500% (TSFR3M + 4.370%), 9/15/2030 (b)(d)	3,000,000	2,719,264
Hilltop Holdings, Inc., 6.125% (TSFR3M + 5.800%), 5/15/2035 (d)	250,000	200,416
Home Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (b)(d)	1,500,000	1,439,263
HomeStreet, Inc., 3.500% (TSFR3M + 2.150%), 1/30/2032 (d)	3,000,000	1,952,504
Hometown Financial Group, Inc./MA, 8.750%, 3/15/2027 (b)(e)	2,000,000	1,996,589
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (b)(d)	1,000,000	974,627
Independent Bank Group, Inc., 4.000% (TSFR3M + 3.885%), 9/15/2030 (d)	1,000,000	902,168
Investar Holding Corp., 5.125% (SOFR + 3.752%), 12/30/2029 (b)(d)	4,000,000	3,806,242
JPMorgan Chase & Co., 6.254% (SOFR + 1.810%), 10/23/2034 (d)	1,000,000	1,035,726
Kingstone Cos, Inc., 12.000%, 12/30/2024 (b)	4,811,000	4,714,780
Level One Bancorp, Inc., 4.750% (TSFR3M + 3.110%), 12/18/2029 (d)	1,500,000	1,427,262
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	2,000,000	1,961,773
Maple Financial Holdings, Inc., 5.000% (TSFR3M + 4.670%), 2/15/2031 (b)(d)	2,000,000	1,785,797
Marble Point Loan Financing Ltd. / MPLF Funding LLC, 7.500%, 11/16/2025 (b)(e)	1,500,000	1,426,875
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (d)	1,500,000	1,244,790
Meridian Corp., 5.375% (TSFR3M + 3.950%), 12/30/2029 (d)(e)	4,000,000	3,692,927
MidWestOne Financial Group, Inc., 5.750% (TSFR3M + 5.680%), 7/30/2030 (d)(e)	5,000,000	4,634,932
Morgan Stanley, 6.300% (SOFR + 0.950%), 2/18/2026 (d)	1,000,000	1,003,332
Morgan Stanley, 6.627% (SOFR + 2.050%), 11/1/2034 (d)(e)	1,000,000	1,057,623
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)	5,000,000	4,975,700
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (b)(d)	7,000,000	6,803,348
NewtekOne, Inc., 8.125%, 2/1/2025 (b)	1,250,000	1,258,044
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (b)(d)	2,000,000	1,599,862
NexBank Capital, Inc., 6.000%, 7/15/2032 (b)	1,500,000	1,263,747
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (b)(d)	2,000,000	1,856,605
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (b)(d)	4,000,000	3,884,206
Northwest Bancshares, Inc., 4.000% (TSFR3M + 3.890%), 9/15/2030 (d)	1,000,000	939,533
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (b)(d)	1,000,000	830,515
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (b)(e)	5,000,000	4,712,500
OceanFirst Financial Corp., 5.250% (TSFR3M + 5.095%), 5/15/2030 (d)	1,000,000	972,852
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (b)(d)	1,000,000	910,839
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (d)	2,500,000	2,222,051
Pacific Premier Bancorp, Inc., 5.750%, 9/3/2024 (b)(e)	2,000,000	1,975,363
Pacific Premier Bancorp, Inc., 5.375% (TSFR3M + 5.170%), 6/15/2030 (d)(e)	5,000,000	4,770,888
PCAP Holdings LP, 6.500%, 7/15/2028 (b)	2,000,000	1,772,819
Peapack Gladstone Financial Corp., 8.131% (TSFR3M + 2.802%), 12/15/2027 (d)	2,150,000	2,105,457
Peoples Bancorp Inc., 5.750% (TSFR3M + 4.212%), 7/31/2029 (b)(d)	5,000,000	4,931,311
PhenixFIN Corp., 5.250%, 11/1/2028 (f)	1,750,000	1,561,000
Piedmont Bancorp, Inc., 5.750% (TSFR3M + 5.615%), 9/1/2030 (b)(d)	2,500,000	2,305,949
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (d)	2,500,000	2,136,227
Premia Holdings Ltd., 6.900%, 9/23/2030 (b)	9,000,000	8,820,000
Primis Financial Corp., 5.400% (TSFR3M + 5.310%), 9/1/2030 (d)(e)	2,000,000	1,858,383
Queensborough Co., 6.000% (TSFR3M + 5.880%), 10/15/2030 (b)(d)	3,000,000	2,757,748
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (d)	1,500,000	1,304,548
Reliant Bancorp, Inc., 5.125% (TSFR3M + 3.765%), 12/15/2029 (d)	500,000	483,846
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (b)(d)	1,000,000	835,437
Salisbury Bancorp, Inc., 3.500% (SOFR + 2.800%), 3/31/2031 (d)	1,000,000	861,492
Sandy Spring Bancorp, Inc., 4.250% (TSFR3M + 2.882%), 11/15/2029 (d)	2,000,000	1,849,902
SCRE Intermediate Holdco LLC, 6.500%, 2/15/2027 (b)	2,000,000	1,876,134
Silver Queen Financial Services, Inc., 8.941% (TSFR3M + 3.600%), 12/1/2027 (b)(d)(e)	3,800,000	3,695,783
SmartFinancial, Inc., 8.110% (TSFR3M + 2.812%), 10/2/2028 (b)(d)(e)	2,190,000	2,125,696
South Street Securities Funding LLC, 6.250%, 12/30/2026 (b)	6,000,000	5,689,044
Southern Financial Corp., 4.875% (TSFR3M + 3.930%), 10/20/2031 (b)(d)	1,500,000	1,282,806
Spirit of Texas Bancshares, Inc., 6.000% (TSFR3M + 5.920%), 7/31/2030 (b)(d)	5,000,000	4,647,506
Stellar Bancorp, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (d)(e)	1,750,000	1,693,752
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (d)	2,000,000	1,599,340
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (b)(d)	4,000,000	3,960,232
Transverse Insurance Group LLC, 6.000%, 12/15/2026 (b)	5,000,000	4,632,092
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)(e)	6,000,000	5,677,500
Trinity Capital, Inc., 7.000%, 1/16/2025 (f)	7,500,000	7,608,000
Triumph Financial, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (d)	10,000,000	9,368,374
Tulsa Valley Bancshares Corp., 5.000% (TSFR3M + 4.210%), 4/15/2031 (b)(d)	1,250,000	1,105,247
United Community Banks, Inc., 5.000% (TSFR3M + 4.870%), 6/15/2030 (d)	1,000,000	955,650
Universal Insurance Holdings, Inc., 5.625%, 11/30/2026	7,000,000	6,546,705
Univest Financial Corp., 7.250% (TSFR3M + 3.098%), 11/15/2032 (d)	1,250,000	1,139,089
US Metro Bancorp, Inc., 5.650% (TSFR3M + 5.430%), 11/1/2030 (b)(d)(e)	3,000,000	2,763,516
VCT Holdings LLC, 6.000%, 12/30/2026 (b)	5,000,000	4,506,250
Velocity Commercial Capital LLC, 7.125%, 3/15/2027 (b)	3,000,000	2,768,815
Veritex Holdings, Inc., 4.750% (TSFR3M + 3.470%), 11/15/2029 (d)	1,750,000	1,677,241
Volunteer State Bancshares, Inc., 5.750% (TSFR3M + 4.365%), 11/15/2029 (b)(d)	2,000,000	1,926,839
VyStar Credit Union, 4.250%, 3/15/2032 (b)	3,000,000	2,455,028
Webster Financial Corp., 3.875% (TSFR3M + 3.690%), 11/1/2030 (d)	1,000,000	869,534
Wells Fargo & Co., 5.198% (SOFR + 1.500%), 1/23/2030 (d)(e)	1,000,000	980,646
Wells Fargo & Co., 6.491% (SOFR + 2.060%), 10/23/2034 (d)(e)	1,000,000	1,041,219
White River Bancshares Co., 5.875% (TSFR3M + 4.420%), 12/31/2029 (b)(d)	5,000,000	4,779,412
Wintrust Financial Corp., 4.850%, 6/6/2029 (e)	5,000,000	4,500,127
Zions Bancorp NA, 3.250%, 10/29/2029	2,000,000	1,638,750
TOTAL CORPORATE OBLIGATIONS (Cost ― $491,190,817)		$446,935,105

Preferred Stocks ― 6.72%	Shares
Financial ― 3.38%
B. Riley Financial, Inc., 7.375%	27,310	602,458
Clear Street Group, Inc., 7.000% (b)(g)	80,000	1,520,000
Dime Community Bancshares, Inc., 5.500%	25,000	426,500
First Citizens BancShares, Inc., 5.375%	140,000	2,937,200
First Merchants Corp., 7.500%	40,000	1,011,600
Goldman Sachs Group, Inc., 7.500% (H15T5Y + 2.809%), 5/10/2029 (d)	2,000,000	2,026,821
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (b)(d)	80,000	1,927,917
OceanFirst Financial Corp., 7.000% (SOFR + 6.845%) (d)	19,500	475,800
United Fidelity Bank, 7.000% (a)(b)	1,000	728,000
		11,656,296
Real Estate Investment Trust ― 3.34%
AGNC Investment Corp., 10.701% (TSFR3M + 5.373%) (d)	40,000	1,020,400
Annaly Capital Management, Inc., 10.557% (TSFR3M + 5.255%) (d)	40,000	1,011,600
Ellington Financial, Inc., 6.750% (3 Month LIBOR + 5.196%) (d)	20,000	479,000
Ellington Financial, Inc., 6.250% (H15T5Y + 4.990%) (d)	80,000	1,656,000
Inpoint Commercial Real Estate Income, Inc., 6.750%	80,000	1,575,992
Lument Finance Trust, Inc., 7.875%	40,000	800,000
Rithm Capital Corp., 7.000% (H15T5Y + 6.223%) (d)	200,000	4,492,000
TPG RE Finance Trust, Inc., 6.250%	30,000	490,200
		11,525,192
TOTAL PREFERRED STOCKS (Cost ― $26,168,812)		$23,181,488

Warrants ― 0.22%
Financial ― 0.22%
Kingstone Cos, Inc. (b)	233,775	759,769
TOTAL WARRANTS (Cost ― $0)		$759,769

Short-Term Investments― 1.37%
Money Market Funds ― 1.37%
First American Government Obligations Fund, Class U, 5.244% (h)	4,731,427	4,731,427
TOTAL SHORT-TERM INVESTMENTS (Cost ― $4,731,427)		$4,731,427
TOTAL INVESTMENTS ― 139.07% (Cost ― $527,811,742)		$479,688,203
Liabilities in Excess of Other Assets ― (39.07%)		(134,752,957)
NET ASSETS ― 100.00%		$344,935,246

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFRINDX:	Secured Overnight Financing Rate Compounded Index
TSFRM:	Term Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant Maturity Rate

(a)
As of April 30, 2024, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the
Investment Company Act of 1940. The value of these securities amounted to $14,205,483 or 4.12% of net assets. Value determined using significant unobservable inputs.

(b)
Security exempt from registration under Rule 144A or Section 4(d)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to $257,423,081 or 74.63% of net assets.

(c)	Security identified as in default as to the payment of interest. Income is not being accrued.
(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2024.

(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2024, the value of securities pledged amounted to $103,241,890.
(f)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(h)	Rate disclosed is the seven day yield as of April 30, 2024.

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	6.769%	4/18/2024	5/16/2024	$30,367,036	$30,208,000
Lucid Management and Capital Partners LP	6.767%	4/22/2024	5/16/2024	$1,119,025	1,114,000
Lucid Management and Capital Partners LP	7.156%	4/11/2024	7/18/2024	$6,872,313	6,741,000
Lucid Management and Capital Partners LP	7.166%	4/15/2024	7/18/2024	1,185,781	1,164,000
Lucid Management and Capital Partners LP	6.977%	4/18/2024	7/18/2024	12,250,293	12,038,000
Lucid Management and Capital Partners LP	6.973%	4/23/2024	7/18/2024	3,528,818	3,471,000
Lucid Management and Capital Partners LP	6.974%	4/24/2024	7/18/2024	2,113,236	2,079,000
Total					$56,815,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3- significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including corporate and convertible obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-thecounter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Participation loans are priced by a third-party pricing service. These firms primarily obtain their market color from model inputs based on business, economic, market, and other conditions. The principal sources of information used to conduct valuation include historical and projected financial information, governing legal documents, discussions with related personnel, remittance data and various other documents and schedules available from public or private sources. These securities will be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund’s net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$–	$–	$758,783	$758,783
Common Stocks	3,161,631	–	–	3,161,631
Convertible Obligations	–	–	160,000	160,000
Corporate Obligations	–	434,376,405	12,558,700	446,935,105
Preferred Stocks	16,978,750	5,474,738	728,000	23,181,488
Warrants	–	759,769	–	759,769
Short-Term Investments	4,731,427	–	–	4,731,427
Total	$24,871,808	$440,610,912	$14,205,483	$479,688,203
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	($56,815,000)	$–	($56,815,000)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2024, the Fund recognized $758,783 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. During the period ended April 30, 2024, the Fund recognized $1,599,862 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/24	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/24
Bank Loans	$–	$–	$–	$–	$–	$–	$758,783	$–	$758,783
Convertible Obligations	$160,000	$–	$–	$–	$–	$–	$–	$–	$160,000
Corporate Obligations	$14,194,174	$602	$–	($36,214)	$–	$–	$–	($1,599,862)	$12,558,700
Preferred Stocks	$728,000	$–	$–	$–	$–	$–	$–	$–	$728,000

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at April 30, 2024 is ($602).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/24	Valuation Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Bank Loans	$758,783	Model Valuation	Estimated recovery from insurance receivable	$93.00	Recovery Estimate: 93%
Convertible Obligations	$160,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	$16.00	Recovery Estimate: 16%
Corporate Obligations	$1,120,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	$16.00	Recovery Estimate: 16%
Corporate Obligations	$8,225,000	Consensus Pricing	Priced to yield using trading colors of comparable securities and other deals with similar coupons and characteristics	$82.25	Yield: 9.5%
Corporate Obligations	$3,213,700	Model Valuation	Capital coverage for senior notes and liquidity haircut	$35.00	N/A
Preferred Stocks	$728,000	Consensus Pricing	Priced to yield using trading colors of comparable securities and other deals with similar coupons and characteristics	$728.00	Yield: 9.7%

* Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Each input presents information for one security and reflects the value as of April 30, 2024.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements			Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations			$–	$31,322,000	$25,493,000	$–	$56,815,000
Total			$–	$31,322,000	$25,493,000	$–	$56,815,000